STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

29. STATUTORY RESERVES AND RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2019, 2020 and 2021, appropriations to the statutory reserve have been made by the Group, which was RMB79.1 million, RMB139.1 million and RMB91.1 million, respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB20.3 billion as of December 31, 2021.

Cash transfers from the Company's PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and the income (loss) of the subsidiaries is presented as “share of income (loss) of subsidiaries and VIEs.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company became parent company of the Group upon the completion of the Reorganization on December 28, 2018. The following disclosures present the financial positions of the parent company as of December 31, 2020 and 2021, the operation results for the years ended December 31, 2019,2020 and 2021, and the statements of cash flows for the years ended December 31, 2019, 2020 and 2021. The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2021.

29. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed balance sheets of the parent company

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	3,261,585	55,235
Short-term investments	3,903,368	81,906
Amounts due from related parties	34,414	—
Amounts due from subsidiaries and VIEs	2,618,824	1,997,867
Prepayments, receivables and other assets	20,468	55,320
Non‑current assets:
Investment in subsidiaries and VIEs	57,035,601	62,289,064
Long-term investments, net	—	2,527,253
TOTAL ASSETS	66,874,260	67,006,645

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	108,813	32,669
TOTAL LIABILITIES	108,813	32,669

SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 23,614,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares and 500,000,000 shares each of such classes to be designated, 2,666,966,855 and 2,705,911,235 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 885,301,280 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	482	489
Additional paid‑in capital	77,433,882	78,972,169
Accumulated other comprehensive loss	(1,834,087)	(2,639,723)
Accumulated deficit	(8,834,830)	(9,358,959)
Total shareholders’ equity	66,765,447	66,973,976
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	66,874,260	67,006,645

29. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Sales and marketing expenses	(500,040)	(96,023)	(10,227)
General and administrative expenses	(18,981)	(28,640)	(82,109)
Research and development expenses	(65,927)	(79,023)	(57)
Interest income, net	36,063	40,611	3,035
Share of income (loss) of subsidiaries and VIEs	(1,588,194)	2,062,889	(748,580)
Fair value changes through earnings on investments, net	—	144,361	183,991
Foreign currency exchange loss	(46,467)	(33,395)	(3,968)
Other income, net	—	766,812	133,786
Income (loss) before income tax expense	(2,183,546)	2,777,592	(524,129)
Income tax expense	—	—	—
Net income (loss)	(2,183,546)	2,777,592	(524,129)
Accretion on convertible redeemable preferred shares to redemption value	(1,866,528)	(1,755,228)	—
Income allocation to participating preferred shares	—	(301,898)	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(4,050,074)	720,466	(524,129)

Net income (loss)	(2,183,546)	2,777,592	(524,129)
Other comprehensive income (loss)
Currency translation adjustments	63,442	(1,897,395)	(841,214)
Unrealized gains on available-for-sale investments, net of reclassification	—	—	35,578
Total comprehensive income (loss)	(2,120,104)	880,197	(1,329,765)
Accretion on convertible redeemable preferred shares to redemption value	(1,866,528)	(1,755,228)	—
Income allocation to participating preferred shares	—	(301,898)	—
Total comprehensive loss attributable to KE Holdings Inc.’s ordinary shareholders	(3,986,632)	(1,176,929)	(1,329,765)

Condensed statements of cash flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Net cash provided by (used in) operating activities	9,224	(72,175)	(10,302)
Net cash used in investing activities	(15,719,863)	(42,674,498)	(3,183,233)
Net cash provided by financing activities	25,763,789	34,151,607	7
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(43,253)	(668,623)	(12,822)
Net increase (decrease) in cash, cash equivalents and restricted cash	10,009,897	(9,263,689)	(3,206,350)
Cash, cash equivalents and restricted cash at beginning of the year	2,515,377	12,525,274	3,261,585
Cash, cash equivalents and restricted cash at end of the year	12,525,274	3,261,585	55,235